Standards and interpretations issued but not effective (Details) - IFRS 16 - Leases ₨ in Thousands	Apr. 01, 2019 INR (₨)
IFRS 16 Leases
Right-of-use assets	₨ 170,568
Lease liabilities	₨ 205,474